Cover Page Cover Page	Feb. 04, 2025
Cover [Abstract]
Title of 12(b) Security	Ordinary Shares, nominal value $0.01 per share
Document Type	8-K
Entity Registrant Name	Pentair plc
Document Period End Date	Feb. 04, 2025
Entity File Number	001-11625
Entity Central Index Key	0000077360
Amendment Flag	false
Entity Incorporation, State or Country Code	L2
Entity Tax Identification Number	98-1141328
Entity Address, Address Line One	Regal House, 70 London Road
Entity Address, Address Line Two	Twickenham
Entity Address, City or Town	London
Entity Address, Postal Zip Code	TW13QS
Entity Address, Country	GB
Country Region	44
City Area Code	74
Local Phone Number	9421-6154
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Entity Emerging Growth Company	false
Trading Symbol	PNR
Security Exchange Name	NYSE